SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2018
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2018	December 31, 2017
150,000,000 common shares of $0.01 par value each (December 31, 2017: 150,000,000 shares of $0.01 par value each)	1,500	1,500
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2018	December 31, 2017
119,373,064 common shares of $0.01 par value each (December 31, 2017: 110,930,873 shares of $0.01 par value each)	1,194	1,109

The Company’s common shares are listed on the New York Stock Exchange.

In February 2018, the Company redeemed the full outstanding amount under the 3.25% senior unsecured convertible bonds due 2018. The remaining outstanding principal amount of $63.2 million was paid in cash, and the premium settled in common shares with the issue of 651,365 new shares (see Note 19: Long-term Debt).

In April 2018, the Company issued a total of 3,765,842 new shares of par value $0.01 each from up to 7,000,000 issuable under a share lending arrangement in relation with the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The shares issued have been loaned to affiliates of the underwriters of the bond issue in order to assist investors in the bonds to hedge their position. The bonds are convertible into common shares and mature on May 1, 2023. As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, which was valued at $7.9 million at issue date and recorded as "Additional paid-in capital" (see Note 19: Long-term Debt).

In May 2018, the Company issued a total of 4,024,984 new shares as part of the consideration paid for the acquisition of four 2014 built container vessels, each with approximately 14,000 TEU carrying capacity. The vessels are employed under long-term time-charters to an unrelated third party (see Note 6: Vessels and equipment, net).